Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.
Intangible Assets, net

Intangible asset is comprised of following:

		As of December 31, 2023			As of December 31, 2024
	Weighted average amortization period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(in years)	(in US$ thousands)			(in US$ thousands)
Developed technology (Note 3)	5	$2,575	$(1,470)	$1,105	$2,575	$(1,985)	$590
Customer relationships (Note 3)	3	2,600	(2,455)	145	2,600	(2,600)	—
Others	5	308	(284)	24	308	(287)	21
Total	4	$5,483	$(4,209)	$1,274	$5,483	$(4,872)	$611

Amortization expense was US$2.3 million, US$1.4 million and US$0.7 million for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, the Company will record estimated amortization expenses of US$0.5 million, US$0.1 million, nil, nil and nil for the years ending December 31, 2025, 2026, 2027, 2028 and 2029, respectively.